UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-4471

Value Line Aggressive Income Trust
------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: January 31, 2007

Date of reporting period: July 31, 2006

Item I.  Reports to Stockholders.

                             -----------------------
                               SEMI-ANNUAL REPORT
                             -----------------------
                                  July 31, 2006
                             -----------------------

                                   Value Line
                             Aggressive Income Trust



                                     [LOGO]
                                   ----------
                                   VALUE LINE

                                     No-Load
                                     Mutual
                                      Funds

Value Line Aggressive Income Trust

                                                    To Our Value Line Aggressive
--------------------------------------------------------------------------------

To Our Shareholders:

During the six months ended July 31, 2006, the total return of the Value Line Aggressive Income Trust was 0.81%. This showing underperformed the Lehman Brothers U.S. Corporate High Yield Index(1), a proxy for the overall high-yield market, which was up 2.52% over the same period.

The last six-month period has provided solid U.S. economic growth along with strong corporate earnings. The performance of the high yield sector has benefited from this situation because the spread at which the asset class trades above the Treasury market has remained relatively low at just over 3%. While the Federal Reserve looks to be reaching the end of its two-year tightening cycle, this may not be good news for the high yield asset class. Higher energy costs combined with the lagging effects of the recent monetary rate hikes may cause a slowdown in the U.S. economy in the latter part of 2006 into 2007. In fact, if history is a guide, high yield securities do poorly in the 12-month periods following the end of a rising rate cycle. This was the case in 1984, 1989, 1995, and 2000. In addition, the relatively low U.S. corporate default rate of 1.72% for the past twelve-month period ending in July, as calculated by Moody's, is expected to pick up in the year ahead. If this scenario plays out we may be able to get better investment rates as the year progresses. In the last six months, the current yield of the Fund has risen by roughly 0.25% to the 6.75% level.

With the U.S. economy's growth rate likely slowing, we continue to take a conservative investing stance and focus our investments in the more liquid and stronger credits available in the high yield sector. During the past six months, we have continued to overweight our position in the energy-related sector, but it has fallen to roughly 22% of the Fund's holdings from 23% six months ago because some of our positions were called before their maturity. We continue to have a favorable outlook for the earnings and cash flows for these companies, even if the rather volatile underlying commodity prices pull back from their recent levels. Following the various energy segments, our next largest weighting is the 6% holding in the Fund in the chemical sector. Preserving capital in difficult market environments, while allowing for an attractive dividend yield, remains our goal. Thank you for your continued investment.

                                      Sincerely,


                                      /s/ Jean Bernhard Buttner
                                      Jean Bernhard Buttner
                                      Chairman and President

September 7, 2006

--------------------------------------------------------------------------------
(1) The Lehman Brothers U.S. Corporate High Yield Index is representative of the broad based fixed-income market. It includes non-investment grade corporate bonds. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this unmanaged Index.


--------------------------------------------------------------------------------
2

                                             Value Line Aggressive Income Trust

Income Trust Shareholders
--------------------------------------------------------------------------------

Economic Observations

The U.S. economy slowed abruptly during the second quarter, with the rate of gross domestic product growth moderating from the opening quarter's 5.6% to just 2.5% in the most recent three months. Slower increases in personal consumption expenditures and a disappointing showing in the critical housing market were significant contributors to the decelerating rate of GDP growth.

Meanwhile, a measured pace of business activity is likely to be maintained over the next several quarters, if recent data trends are sustained as we believe they will be. Such trends are highlighted by surveys showing a modest rise in consumer confidence, mixed retail sales numbers, solid industrial production and factory usage, and a decline in housing activity that is thus far somewhat less precipitous than many have been fearing. We think this uneven flow of data will be the rule for the balance of this year and into the early months of 2007, with the prospective rate of quarterly GDP growth averaging 2.5% to 3.0%.

Such moderate economic growth should keep inflationary excesses at bay, as the less aggressive consumption of such raw materials as oil and gas, and industrial metals like copper and zinc should help to limit shortages in these areas. Overall, we expect inflation to average just 2% to 3% though most of 2007.

The case for additional monetary tightening by the Federal Reserve is weakening. Indeed, with economic growth on a much slower track and with inflationary shortages of labor and raw materials looking less likely now, the Fed could be looking to keep interest rates at stable levels for at least the next few months.


--------------------------------------------------------------------------------
                                                                               3

Value Line Aggressive Income Trust

--------------------------------------------------------------------------------

TRUST EXPENSES (unaudited):

Example

As a shareholder of the Trust, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 through July 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         2/1/06
                                                          value            value           thru
                                                         2/1/06           7/31/06         7/31/06
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,008.10        $ 7.87
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,016.96        $ 7.90

--------------------------------------------------------------------------------
* Expenses are equal to the Trust's annualized expense ratio of 1.58%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.


--------------------------------------------------------------------------------
4

                                             Value Line Aggressive Income Trust

Portfolio Highlights at July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                             Principal                  Percentage of
Issue                                                                          Amount        Value       Net Assets
---------------------------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc., Guaranteed Notes, 7.75%, 7/15/14 ................  $1,100,000    $1,069,750         2.72%
Western Oil Sands, Inc., Secured Notes, 8.38%, 5/1/12 ....................  $1,000,000    $1,060,000         2.70%
Bluewater Finance Ltd., Guaranteed Notes, 10.25%, 2/15/12 ................  $1,000,000    $1,017,500         2.59%
Williams Cos., Inc., Notes, 7.13%, 9/1/11 ................................  $1,000,000    $1,007,500         2.56%
Allegheny Technologies, Inc., Notes, 8.38%, 12/15/11 .....................  $  800,000    $  844,000         2.15%
TransMontaigne, Inc., Senior Subordinated Notes, 9.13%, 6/1/10 ...........  $  750,000    $  798,750         2.03%
Payless ShoeSource, Inc., Senior Subordinated Notes, 8.25%, 8/1/13 .......  $  750,000    $  767,813         1.95%
MediaCom LLC, Senior Notes, 9.50%, 1/15/13 ...............................  $  750,000    $  759,375         1.93%
Consolidation Coal, Notes, Series MTN, 8.25%, 6/1/07 .....................  $  750,000    $  756,468         1.93%
Massey Energy Co., Senior Notes, 6.63%, 11/15/10 .........................  $  750,000    $  750,000         1.91%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

                                  [PIE CHART]

Cash & Other                       11.0%
Common & Preferred Stocks           3.4%
Bond & Notes                       85.6%

-------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Investment Securities


                                  [LINE CHART]

Consumer, Cyclical                 25.3%
Energy                             21.8%
Basic Materials                    15.0%
Consumer, Non-Cyclical             11.9%
Industrial Materials               10.1%
Financial Services                  8.2%
Communications                      4.3%
Utilities                           1.8%
Technology                          1.6%


--------------------------------------------------------------------------------
                                                                               5

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

     Principal
      Amount                                                            Value
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS & NOTES (2.1%)
                   AIR TRANSPORT (0.6%)
    $  250,000     ExpressJet Holdings, Inc., 4.25%,
                     (each note is convertible to
                     54.9451 shares of Common Stock
                     at anytime) 8/1/23 ..........................   $ 223,750
                   RETAIL - AUTOMOTIVE (0.2%)
       100,000     PEP Boys-Manny Moe & Jack
                     (The), 4.25%, (each note is
                     convertible to 44.6484 shares of
                     Common Stock at anytime)
                     6/1/07 ......................................      98,875
                   TOBACCO (1.3%)
       500,000     Vector Group Ltd. 6.25%, (each note
                     is convertible to 42.3279 shares
                     of Common Stock at anytime)
                     7/15/08 .....................................     501,250
                                                                     ---------
                   TOTAL CONVERTIBLE
                     CORPORATE BONDS &
                     NOTES (Cost $840,430) .......................     823,875
                                                                     ---------
CORPORATE BONDS & NOTES (83.5%)
                   AUTO & TRUCK (1.8%)
       500,000     Ford Motor Co., Global Landmark
                     Securities, 7.45%, 7/16/31 ..................     367,500
       400,000     General Motors Corp., Debentures,
                     8.25%, 7/15/23 ..............................     330,000
                                                                     ---------
                                                                       697,500
                   CABLE TV (1.9%)
       750,000     MediaCom LLC, Senior Notes,
                     9.50%, 1/15/13 ..............................     759,375
                   CHEMICAL - DIVERSIFIED (1.3%)
       500,000     Equistar Chemicals L.P., Guaranteed
                     Notes, 10.13%, 9/1/08 .......................     526,250
                   CHEMICAL -
                     SPECIALTY (4.4%)
       600,000     ARCO Chemical Co., Debentures,
                     9.80%, 2/1/20 ...............................     693,000
       500,000     OM Group, Inc., Guaranteed Notes,
                     9.25%, 12/15/11 .............................     517,500
       500,000     PolyOne Corp, Senior Notes,
                     8.88%, 5/1/12 ...............................     499,375
                                                                     ---------
                                                                     1,709,875
                   COAL (5.2%)
       500,000     Alpha Natural Resources LLC/Alpha
                     Natural Resources Capital Corp.,
                     Senior Notes, 10.00%, 6/1/12 ................     531,250
       750,000     Consolidation Coal, Notes, Series
                     MTN, 8.25%, 6/1/07(1) .......................     756,468
       750,000     Massey Energy Co., Senior Notes,
                     6.63%, 11/15/10 .............................     750,000
                                                                     ---------
                                                                     2,037,718
                   COMPUTER SOFTWARE &
                     SERVICES (1.2%)
       500,000     Unisys Corp., Senior Notes,
                     6.88%, 3/15/10 ..............................     461,875
                   DIVERSIFIED COMPANIES (2.0%)
       500,000     Geon Co. (The), Debentures,
                     7.50%, 12/15/15 .............................     453,125
       300,000     W.H. Holdings Ltd., Senior Notes,
                     9.50%, 4/1/11 ...............................     329,250
                                                                     ---------
                                                                       782,375
                   DRUG (1.2%)
       500,000     Elan Finance PLC, Senior Notes,
                     7.75%, 11/15/11 .............................     480,000
                   ELECTRONICS (2.6%)
       500,000     Avnet, Inc., Notes, 9.75%, 2/15/08 ............     527,044
       500,000     Celestica, Inc., Senior Subordinated
                     Notes, 7.88%, 7/1/11 ........................     495,000
                                                                     ---------
                                                                     1,022,044
                   ENTERTAINMENT (1.3%)
       500,000     Royal Caribbean Cruises Ltd.,
                     Properties, Senior Notes,
                     7.25%, 8/15/06 ..............................     500,250
                   ENVIRONMENTAL (1.4%)
       500,000     IMCO Recycling, Inc, Secured
                     Notes, 10.38%, 10/15/10 .....................     546,250
                   FINANCIAL SERVICES -
                     DIVERSIFIED (0.2%)
       500,000     Vesta Insurance Group, Inc.,
                     Debentures, 8.75%, 7/15/25 ..................      97,500
                   FOOD PROCESSING (4.2%)
       600,000       Chiquita Brands International, Inc.,
                     Senior Notes, 7.50%, 11/1/14 ................     510,000


See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                              Value Line Aggressive Income Trust

                                                                   July 31, 2006
--------------------------------------------------------------------------------

  Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
$  30,000          Land O' Lakes, Inc., Senior Notes,
                     8.75%, 11/15/11 .............................  $   30,975
  600,000          Smithfield Foods, Inc., Senior
                     Subordinated Notes,
                     7.63%, 2/15/08 ..............................     603,000
  500,000          Universal Foods Corp., Notes,
                     6.50%, 4/1/09 ...............................     494,880
                                                                    ----------
                                                                     1,638,855
                   HEALTH CARE INFORMATION
                     SYSTEMS (1.2%)
  600,000          Rotech Healthcare, Inc., Guaranteed
                     Notes, 9.50%, 4/1/12 ........................     474,000
                   HOME BUILDING (4.6%)
  400,000          Beazer Homes USA, Inc., Senior
                     Notes, 8.13%, 6/15/16(1) ....................     380,000
  500,000          Senior Housing Properties Trust,
                     Senior Notes, 8.63%, 1/15/12 ................     525,000
  500,000          Technical Olympic USA, Inc.,
                     Guaranteed Notes,
                     10.38%, 7/1/12 ..............................     435,000
  500,000          William Lyon Homes, Inc.,
                     Guaranteed Notes,
                     10.75%, 4/1/13 ..............................     460,000
                                                                    ----------
                                                                     1,800,000
                   HOTEL/GAMING (4.0%)
  600,000          American Casino & Entertainment
                     Properties, Secured Notes,
                     7.85%, 2/1/12 ...............................     601,500
  500,000          Boyd Gaming Corp., Senior
                     Subordinated Notes,
                     6.75%, 4/15/14 ..............................     468,750
  500,000          Hilton Hotels Corp., Senior Notes,
                     7.50%, 12/15/17 .............................     513,828
                                                                    ----------
                                                                     1,584,078
                   MACHINERY (0.9%)
  325,000          JLG Industries, Inc., Senior
                     Subordinated Notes,
                     8.38%, 6/15/12 ..............................     344,500
                   METALS & MINING
                     DIVERSIFIED (1.2%)
  500,000          Novelis, Inc., Senior Notes,
                     7.25%, 2/15/15(1) ...........................     483,750
                   NATURAL GAS -
                     DISTRIBUTION (2.6%)
1,000,000          Williams Cos, Inc., Notes,
                     7.13%, 9/1/11 ...............................   1,007,500

                   NATURAL GAS -
                     DIVERSIFIED (1.5%)
  600,000          Ferrellgas Escrow LLC/Ferrellgas
                     Finance Escrow Corp., Senior
                     Notes, 6.75%, 5/1/14 ........................     570,000
                   OILFIELD SERVICES/
                     EQUIPMENT (9.3%)
  500,000          Basic Energy Services, Inc., Senior
                     Notes, 7.13%, 4/15/16(1) ....................     466,250
1,000,000          Bluewater Finance Ltd., Guaranteed
                     Notes, 10.25%, 2/15/12 ......................   1,017,500
1,100,000          Gulfmark Offshore, Inc., Guaranteed
                     Notes, 7.75%, 7/15/14 .......................   1,069,750
  316,000          Newpark Resources, Inc.,
                     Guaranteed Notes, Series B,
                     8.63%, 12/15/07 .............................     316,000
  750,000          TransMontaigne, Inc., Senior
                     Subordinated Notes,
                     9.13%, 6/1/10 ...............................     798,750
                                                                    ----------
                                                                     3,668,250
                   PETROLEUM -
                     PRODUCING (7.6%)
  750,000          El Paso Corp., Senior Notes,
                     6.75%, 5/15/09 ..............................     744,375
  500,000          KCS Energy, Inc., Senior Notes,
                     7.13%, 4/1/12 ...............................     477,500
  700,000          Stone Energy Corp., Senior
                     Subordinated Notes,
                     8.25%, 12/15/11 .............................     715,750
1,000,000          Western Oil Sands, Inc., Secured
                     Notes, 8.38%, 5/1/12 ........................   1,060,000
                                                                    ----------
                                                                     2,997,625
                   POWER (1.3%)
  500,000          Reliant Energy, Inc., Senior Secured
                     Notes, 9.25%, 7/15/10 .......................     512,500
                   R.E.I.T. (0.7%)
  250,000          Crescent Real Estate Equities, Senior
                     Notes, 9.25%, 4/15/09 .......................     258,750
                   RESTAURANT (1.3%)
  500,000          O'Charleys, Inc., Senior
                     Subordinated Notes,
                     9.00%, 11/1/13 ..............................     510,000
                   RETAIL - SPECIAL LINES (4.3%)
  500,000          Blyth, Inc., Notes, 7.90%, 10/1/09 ............     497,500


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

Principal
  Amount                                                                Value
--------------------------------------------------------------------------------
$ 500,000          Broder Brothers, Co., Senior Notes,
                     11.25%, 10/15/10 ...................            $  465,000
  750,000          Phillips-Van Heusen Corp., Senior
                     Notes, 7.25%, 2/15/11 ..............               744,375
                                                                     ----------
                                                                      1,706,875
                                                                     ----------
                   RETAIL STORE (5.0%)
  410,000          Dillard's, Inc., Notes,
                     7.85%, 10/1/12 .....................               422,300
$ 500,000          Dollar General Corp., Guaranteed
                     Notes,, 8.63%, 6/15/10 .............               528,750
  500,000          Jo-Ann Stores, Inc., Senior
                     Subordinated Notes,
                     7.50%, 3/1/12 ......................               450,000
  600,000          NBTY, Inc., Senior Subordinated
                     Notes, 7.13%, 10/1/15 ..............               564,000
                                                                     ----------
                                                                      1,965,050
                   SHOE (2.0%)
  750,000          Payless ShoeSource, Inc., Senior
                     Subordinated Notes,
                     8.25%, 8/1/13 ......................               767,813
                   STEEL - GENERAL (3.3%)
  800,000          Allegheny Technologies, Inc., Notes,
                     8.38%, 12/15/11 ....................               844,000
  421,000          United States Steel Corp., Senior
                     Notes, 9.75%, 5/15/10 ..............               448,365
                                                                     ----------
                                                                      1,292,365
                   TELECOMMUNICATION
                     SERVICES (2.7%)
  500,000          Alamosa Delaware, Inc., Senior
                     Notes, 8.50%, 1/31/12 ..............               530,000
  500,000          Citizens Communications Co.,
                     Notes, 9.25%, 5/15/11 ..............               542,500
                                                                     ----------
                                                                      1,072,500
                   TRUCKING (1.3%)
  500,000          Roadway Corp, Guaranteed Notes,
                     8.25%, 12/1/08 .....................               520,226
                                                                     ----------
                   TOTAL CORPORATE BONDS &
                     NOTES (Cost $32,990,092) ...........            32,795,649
                                                                     ----------

   Number
 of Shares                                                              Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (0.6%)
                   CHEMICAL - DIVERSIFIED (0.6%)
    6,000          Huntsman Corp., Par $50 (each
                     share is convertible to 1.7674
                     shares of Common Stock at
                     $18.06), 5.00%, 2/16/08 ...................     $  214,500
                                                                     ----------
                     TOTAL CONVERTIBLE
                     PREFERRED STOCK
                     (Cost $265,650) ...........................        214,500
                                                                       --------
PREFERRED STOCK (0.6%)
                   R.E.I.T. (0.6%)
   10,000          Health Care REIT, Inc. Series F* ............        252,800
                                                                     ----------
                   TOTAL PREFERRED STOCK
                     (Cost $250,000) ...........................        252,800
                                                                     ----------
WARRANTS (0.0%)
                   TELECOMMUNICATION
                     SERVICES (0.0%)
    3,334          XO Holdings, Inc., Series A,
                     Expiring 1/16/10* .........................          1,834
    2,500          XO Holdings, Inc., Series B,
                     Expiring 1/16/10* .........................          1,062
    2,500          XO Holdings, Inc., Series C,
                     Expiring 1/16/10* .........................            625
                                                                     ----------
                     TOTAL WARRANTS (Cost $0) ..................          3,521
                                                                     ----------
COMMON STOCKS (2.2%)
                   COMPUTER & PERIPHERALS (0.2%)
   10,000          Quantum Corp. * .............................         21,500
    8,000          Unisys Corp.* ...............................         40,960
                                                                     ----------
                                                                         62,460
                   ELECTRICAL UTILITY -
                     WEST (0.3%)
    5,000          Xcel Energy, Inc. ...........................        100,200
                   ELECTRONICS (0.1%)
    8,000          Bookham, Inc. * .............................         23,840


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                             Value Line Aggressive Income Trust

                                                                   July 31, 2006
--------------------------------------------------------------------------------

   Number
 of Shares                                                             Value
--------------------------------------------------------------------------------
                   FOREIGN
                     TELECOMMUNICATIONS (0.5%)
   10,000          Telecom Corporation of New
                     Zealand Ltd. ADR ............................  $   203,000
                   MARITIME (0.0%)
      500          Ship Finance International Ltd. ...............        9,720
                   MEDICAL SUPPLIES (0.4%)
    4,203          Baxter International, Inc. ....................      176,526
                   NATURAL GAS -
                     DISTRIBUTION (0.1%)
    4,000          SEMCO Energy, Inc. * ..........................       24,600
                   PRECIOUS METALS (0.1%)
   12,000          Coeur d'Alene Mines Corp. * ...................       57,360
                   R.E.I.T. (0.5%)
   10,000          Crescent Real Estate Equities Co. .............      195,200
                   RECREATION (0.0%)
    4,000          Meade Instruments Corp. * .....................        8,640
                   TELECOMMUNICATION
                     SERVICES (0.0%)
      421          XO Holdings, Inc. * ...........................        1,663
                                                                    -----------
                   TOTAL COMMON STOCKS
                     (Cost $864,068) .............................      863,209
                                                                    -----------
                   TOTAL INVESTMENT
                     SECURITIES (89.0%)
                     (Cost $35,210,240) ..........................   34,953,554
                                                                    -----------
   Principal
    Amount                                                           Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (11.4%)
                   REPURCHASE AGREEMENTS (11.4%)
$2,200,000         With Morgan Stanley & Co., 5.17%,
                     dated 7/31/06, due 8/1/06,
                     delivery value $2,200,316
                     (collateralized by $2,245,000 U.S.
                     Treasury Notes 4.25%, due
                     10/31/07, with a value of
                     $2,247,105).........................           $ 2,200,000
 2,300,000         With UBS Warburg, LLC, 5.12%,
                     dated 7/31/06, due 8/1/06,
                     delivery value $2,300,327
                     (collateralized by $2,032,000 U.S.
                     Treasury Notes 6.13%, due
                     8/15/29, with a value of
                     $2,355,773) ........................             2,300,000
                                                                    -----------
                   TOTAL REPURCHASE
                     AGREEMENTS
                     (Cost $4,500,000)...................             4,500,000
                                                                    -----------
EXCESS OF LIABILITIES OVER CASH
AND OTHER ASSETS (-0.4%)                                               (168,961)
                                                                    -----------
NET ASSETS (100%)                                                   $39,284,593
                                                                    ===========
NET ASSET VALUE OFFERING AND
  REDEMPTION PRICE, PER
  OUTSTANDING SHARE
  ($39,284,593 divided by 8,036,520
  shares outstanding)                                               $      4.89
                                                                    ===========
*      Non-income producing.

(1) Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

ADR    American Depositary Receipt


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Statement of Assets and Liabilities
at July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost - $35,210,240) ....................................      $  34,953,554
Repurchase agreements
   (Cost - $4,500,000) .....................................          4,500,000
Cash .......................................................             60,359
Interest receivable ........................................            731,878
Prepaid expenses ...........................................             20,291
Dividends receivable .......................................              8,340
Receivable for trust shares sold ...........................                329
                                                                  -------------
   Total Assets ............................................         40,274,751
                                                                  -------------
Liabilities:
Payable for securities purchased ...........................            760,031
Dividends payable to shareholders ..........................             54,502
Payable for trust shares repurchased .......................             47,221
Accrued expenses:
   Advisory fee ............................................             11,925
   Trustees' Fees ..........................................             11,753
   Service and distribution plan fees payable ..............              5,095
   Other ...................................................             99,631
                                                                  -------------
        Total Liabilities ..................................            990,158
                                                                  -------------
Net Assets .................................................      $  39,284,593
                                                                  =============
Net assets consist of:
Shares of beneficial interest, at $0.01 par
   value (authorized unlimited, outstanding
   8,036,520 shares) .......................................             80,365
Additional paid-in capital .................................        104,169,142
Distributions in excess of net investment
   income ..................................................             (5,968)
Accumulated net realized loss on
   investments .............................................        (64,702,260)
Unrealized net depreciation of investments
   and foreign translations ................................           (256,686)
                                                                  -------------
Net Assets .................................................      $  39,284,593
                                                                  =============
Net Asset Value, Offering and Redemp-
   tion Price, Per Outstanding Share
   ($39,284,593 \d 8,036,520 shares of
   beneficial interest outstanding) ........................      $        4.89
                                                                  =============

Statement of Operations
for the Six Months Ended July 31, 2006 (unaudited)
--------------------------------------------------------------------------------
Investment Income:
Interest ...................................................      $   1,500,278
Dividends (Net of foreign withholding
   tax of $780) ............................................             76,035
                                                                  -------------
   Total Income ............................................          1,576,313
                                                                  -------------
Expenses:
Advisory fee ...............................................            153,857
Service and distribution plan fees .........................             51,286
Registration and filing fees ...............................             25,785
Auditing and legal fees ....................................             21,835
Transfer agent fees ........................................             19,754
Custodian fees .............................................             18,244
Printing ...................................................             17,066
Trustees' fees and expenses ................................              6,955
Postage ....................................................              3,935
Insurance ..................................................              3,015
Telephone ..................................................              2,095
Other ......................................................              1,250
                                                                  -------------
   Total Expenses Before Custody Credits
     and Fees Waived .......................................            325,077
   Less: Advisory Fee Waived ...............................            (65,999)
   Less: Service and Distribution Plan Fees
     Waived ................................................            (16,500)
   Less: Custody Credits ...................................             (2,897)
                                                                  -------------
   Net Expenses ............................................            239,681
                                                                  -------------
Net Investment Income ......................................          1,336,632
                                                                  -------------
Net Realized and Unrealized Loss on
   Investments and Foreign Exchange
   Transactions:
   Net Realized Loss .......................................            (41,649)
   Change in Net Unrealized Appreciation/
     (Depreciation) on Investment and
     Foreign Exchange Transactions .........................           (927,522)
                                                                  -------------
Net Realized Loss and Change in Net
   Unrealized Depreciation on Investments
   and Foreign Exchange Transactions .......................           (969,171)
                                                                  -------------
Net Increase in Net Assets from
   Operations ..............................................      $     367,461
                                                                  =============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                              Value Line Aggressive Income Trust

Statement of Changes in Net Assets
for the Six Months Ended July 31, 2006 (unaudited)
and for the Year Ended January 31, 2006
--------------------------------------------------------------------------------

                                                                            Six Months
                                                                              Ended
                                                                          July 31, 2006        Year Ended
                                                                           (unaudited)      January 31, 2006*
                                                                          -----------------------------------
Operations:
  Net investment income ..........................................        $  1,336,632         $  3,019,733
  Net realized gain (loss) on investments ........................             (41,649)           1,122,495
  Change in net unrealized appreciation (depreciation) ...........            (927,522)          (2,680,007)
                                                                          ---------------------------------
  Net increase in net assets from operations .....................             367,461            1,462,221
                                                                          ---------------------------------
Distributions to Shareholders:
  Net investment income ..........................................          (1,336,632)          (3,042,227)
                                                                          ---------------------------------
Trust Share Transactions:
  Proceeds from sale of shares ...................................           1,192,665            3,587,482
  Proceeds from reinvestment of distributions to shareholders ....           1,003,522            2,327,995
  Cost of shares repurchased** ...................................          (5,703,042)         (20,493,709)
                                                                          ---------------------------------
  Net decrease in net assets from share transactions .............          (3,506,855)         (14,578,232)
                                                                          ---------------------------------
Total Decrease in Net Assets .....................................          (4,476,026)         (16,158,238)
Net Assets:
  Beginning of period ............................................          43,760,619           59,918,857
                                                                          ---------------------------------
  End of period ..................................................        $ 39,284,593         $ 43,760,619
                                                                          =================================
Distributions in excess of net investment income, at end of period        $     (5,968)        $     (5,968)
                                                                          =================================

*     Amounts were previously presented rounded to thousands.

**    Net of redemption fees (see Note 1H and Note 2)


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line Aggressive Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Trust is to maximize current income through investment in a diversified portfolio of high-yield fixed-income securities. As a secondary investment objective, the Trust will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (issuers' inability to meet principal and interest payments on their obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. The Trustees have determined that the value of bonds and other fixed income corporate securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Securities, other than bonds and other fixed income securities, not priced in this manner are valued at the midpoint between the latest available and representative bid and asked prices or, when stock exchange valuations are used, at the latest quoted sale price as of the regular close of business of the New York Stock Exchange on the valuation date. Other assets and securities for which market valuations are not readily available are valued at their fair value as the Trustees may determine. In addition, the Trust may use the fair value of a security when the closing price on the primary exchange where the security is traded no longer reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer. Short term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.

(B) Repurchase Agreements. In connection with repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Trust's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Distributions. It is the policy of the Trust to distribute all of its net investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary to comply with the Internal Revenue Code. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

(D) Federal Income Taxes. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of


--------------------------------------------------------------------------------
12

                                              Value Line Aggressive Income Trust

                                                                   July 31, 2006
--------------------------------------------------------------------------------

1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(E) Foreign Currency Translation. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Trust does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of fiscal period, resulting from changes in the exchange rates.

(F) Representations and Indemnifications. In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that maybe made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

(G) Security Transactions. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Dividends received in excess of income are recorded as a reduction of cost of investments and/or realized gain on Real Estate Investment Trusts (REITs).

(H) Redemption Fees. The Trust charges a 2% redemption fee on shares held for less than 120 days. Such fees are retained by the Trust and accounted for as paid in capital.

2. Trust Share Transactions and Distributions to Shareholders

Transactions in shares of beneficial interest in the Trust were as follows:

                                               Six Months
                                                 Ended               Year Ended
                                             July 31, 2006           January 31,
                                              (unaudited)                2006
                                              ----------             ----------
Shares sold ......................               240,072                709,286
Shares issued to
   shareholders in
   reinvestment of
   dividends .....................               202,579                461,658
Shares repurchased ...............            (1,149,321)            (4,047,051)
                                              ----------             ----------
Net decrease .....................              (706,670)            (2,876,107)
                                              ==========             ==========
Dividends per share from
   net investment income .........            $    .1604             $    .3139
                                              ==========             ==========

Redemption fees of $2,193 and $10,857 were retained by the Trust for the six months ended July 31, 2006 and the year ended January 31, 2006, respectively.

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                    Six Months
                                                                       Ended
                                                                   July 31, 2006
                                                                    (unaudited)
                                                                     ----------
Purchases:
   Investment Securities .......................................     $5,753,136
                                                                     ==========
Sales:
   Investment Securities .......................................     $8,849,465
                                                                     ==========


--------------------------------------------------------------------------------
                                                                              13

Value Line Aggressive Income Trust

Notes to Financial Statements (unaudited) July 31, 2006
--------------------------------------------------------------------------------

4. Income Taxes (unaudited)

At July 31, 2006, information on the tax components of capital is as follows:


Cost of investments for tax
   purposes ...................................................    $ 39,710,240
                                                                   ------------
Gross tax unrealized appreciation .............................    $    968,848
Gross tax unrealized depreciation .............................      (1,225,534)
                                                                   ------------
Net tax unrealized depreciation on
   investments ................................................    $   (256,686)
                                                                   ============
Capital loss carryforward, expires
   January 31, 2008 ...........................................    $(17,461,302)
Capital loss carryforward, expires
   January 31, 2009 ...........................................     (20,922,783)
Capital loss carryforward, expires
   January 31, 2010 ...........................................     (20,653,696)
Capital loss carryforward, expires
   January 31, 2011 ...........................................      (5,624,767)
                                                                   ------------
Capital loss carryforward, at
   January 31, 2006 ...........................................    $(64,662,548)
                                                                   ============

During the year ended January 31, 2006, the Trust utilized capital loss carryforwards of $1,044,446.

To the extent future capital gains are offset by capital losses, the Trust does not anticipate distributing any such gains to the shareholders. It is uncertain whether the Trust will be able to realize the benefits of the losses before they expire.

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $153,857 was paid or payable to Value Line, Inc., the Trust's investment adviser, (the "Adviser"), for the six months ended July 31, 2006. This was computed at an annual rate of 0.75 of 1% per year on the first $100 million of the Trust's average daily net assets for the year, and 0.50 of 1% on the average daily net assets in excess thereof. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services and office space. The Adviser also provides persons, satisfactory to the Trust's Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses. Effective March 7, 2006, the Adviser voluntarily waived 0.40% of the advisory fee. The fee waiver amounted to $65,999. The Adviser has no right to recoup previously waived amounts.

The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor") for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $51,286 were paid or payable to the Distributor under this Plan for the six months ended July 31, 2006. Effective March 7, 2006, the Distributor voluntarily waived 0.10% of the service and distribution plan fee. The fee waiver amounted to $16,500. The Distributor has no right to recoup previously waived amounts.

For the six months ended July 31, 2006, the Trust's expenses were reduced by $2,897 under a custody credit arrangement with the custodian.

Certain officers and a Trustee of the Adviser and Value Line Securities, Inc., are also officers and a Trustee of the Trust. At July 31, 2006, the Adviser and certain officers and trustees as a group owned 2,287 shares of beneficial interest in the Trust, representing less than 1% of the outstanding shares.


--------------------------------------------------------------------------------
14

                                             Value Line Aggressive Income Trust

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                           Six Months Ended                        Years Ended January 31,
                                            July 31, 2006       ------------------------------------------------------------------
                                            (unaudited)            2006           2005         2004          2003          2002
                                             -------------------------------------------------------------------------------------
Net asset value, beginning of period .....   $     5.01         $     5.16     $     5.06   $     4.35    $     4.74    $     5.24
                                             -------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ...................         0.16               0.31           0.33         0.34          0.41          0.49
 Net gains or losses on securities
  (both realized and unrealized) .........        (0.12)             (0.15)          0.09         0.70         (0.40)        (0.50)
                                             -------------------------------------------------------------------------------------
 Total from investment operations ........         0.04               0.16           0.42         1.04          0.01         (0.01)
                                             -------------------------------------------------------------------------------------
 Redemption fees .........................         0.00(3)            0.00(3)        0.01         0.01          0.01            --
                                             -------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income .....        (0.16)             (0.31)         (0.33)       (0.34)        (0.41)        (0.49)
                                             -------------------------------------------------------------------------------------
Net asset value, end of period ...........   $     4.89         $     5.01     $     5.16   $     5.06    $     4.35    $     4.74
                                             =====================================================================================
Total return .............................         0.81%(4)           3.32%          8.55%       25.01%         0.40%        (0.12)%
                                             =====================================================================================
Ratios/Supplemental Data:
Net assets, end of period (in thousands) .   $   39,285         $   43,761     $   59,919   $   64,101    $   53,006    $   95,921
Ratio of expenses to average net assets(1)         1.58%(2)(5)        1.45%          1.39%        1.43%         1.37%         1.23%
Ratio of net investment income to average
 net assets ..............................         6.52%(5)           6.19%          6.28%        6.98%         9.12%         9.72%
Portfolio turnover rate ..................           16%(4)             27%            69%          76%           59%          140%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets, net of custody credits would have been 1.57% for the six months ended July 31, 2006, 1.24% for the year ended January 31, 2002 and would not have changed for the years ended January 31, 2006, January 31, 2005, January 31, 2004 and January 31, 2003.

(2) Ratio reflects expenses grossed up for the voluntary fee waivers of a portion of the advisory fee by the Adviser and the service and distribution plan by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waivers but exclusive of the custody credit arrangement, would have been 1.18% as of July 31, 2006.

(3)   Amount is less than $0.01 per share.

(4)   Not annualized

(5)   Annualized


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              15

Value Line Aggressive Income Trust

--------------------------------------------------------------------------------
         FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR VALUE LINE AGGRESSIVE INCOME TRUST

The Investment Company Act of 1940 requires that the Fund's investment advisory agreement (the "Agreement") be approved annually by both the Board of Trustees (collectively, "the Trustees") and a majority of the Trustees who are not affiliated with Value Line, Inc., the Fund's investment adviser ("Value Line") (the "Independent Trustees"), voting separately. The Trustees have determined that the terms of the Fund's Agreement are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Trustees met in executive sessions separately from the Interested Trustees of the Fund and any officers of Value Line.

Both in meetings which specifically addressed the approval of the Agreement and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to Value Line's investment and management services under the Agreement. These materials included information on: (i) the investment performance of the Fund compared to a peer group of funds ("Performance Universe") and its benchmark index, each as classified by Lipper, Inc., an independent evaluation service ("Lipper"); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund's shares; (v) the allocation of the Fund's brokerage; and (vi) the overall quality and scope of services provided by Value Line.

As part of the review of the Agreement, the Independent Trustees requested, and Value Line provided, additional information in order to evaluate the quality of Value Line's services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Trustees engaged in an extensive review of the following information, which included data comparing: (i) the Fund's average management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 11 other retail no-load high current yield funds, as classified by Lipper ("Expense Group") and a peer group of funds consisting of the Fund, the Expense Group and all other retail no-load high current yield funds, excluding outliers ("Expense Universe"); (ii) the Fund's average expense ratio to those of its Expense Group and Expense Universe;
(iii) the Fund's investment performance to the average performance of the Performance Universe as well as the Lipper Index; (iv) Value Line's financial results and conditions, including Value Line's and certain of its affiliates' profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund's current investment management staffing; and (vi) the Fund's potential for achieving economies of scale.

The following summarizes matters considered by the Trustees in connection with their renewal of the Agreement. However, the Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Trustees reviewed the Fund's overall investment performance and compared it to its Performance Universe and the Lipper Index. The Trustees noted that, although the Fund's performance for the one-year and 10-year periods ended December 31, 2005 were below the Performance Universe Average and the Lipper Index, the Fund's performance for the three-year period ended December 31, 2005 exceeded the Performance Universe Average, and the Fund's performance for the five-year period ended December 31, 2005 exceeded both the Performance Universe Average and Lipper Index.

Value Line's Personnel and Methods. The Trustees reviewed the background of the portfolio manager responsible for the daily management of the Fund, achieving the Fund's investment objective and adhering to the Fund's investment strategy. The Independent Trustees also engaged in discussions with Value Line's senior management who are responsible for the overall functioning of the Fund's investment operations. Based on this review, the Trustees concluded that the Fund's portfolio management and Value Line's overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.


--------------------------------------------------------------------------------
16

                                             Value Line Aggressive Income Trust


--------------------------------------------------------------------------------

Management Fee and Expenses. The Trustees considered Value Line's fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Trustees noted that the Fund's management fee and total expense ratio for the most recent fiscal year were higher than those of the Expense Group and Expense Universe averages. In an effort to reduce the Fund's higher total expense ratio, which was primarily due to the Fund's small asset size, Value Line voluntarily agreed to reduce its management fee from an annual rate of 0.75% of the Fund's average daily net assets to 0.35% of the Fund's average daily net assets on a temporary basis, which is below both the Expense Group and Expense Universe averages. In addition, the Fund agreed to reduce its Rule 12b-1 fees from 0.25% to 0.15% of the Fund's average daily net assets. These voluntary reductions went into effect at the beginning of March 2006. The Trustees noted that, as a result of this action, the Fund's projected total expense ratio is anticipated to decrease to an amount that is below both the Expense Group and Expense Universe averages.

Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided by Value Line and its affiliates under various other contracts, and their overall supervision of third party service providers. Based on this review, the Trustees concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliates were satisfactory, reliable and beneficial to the Fund's shareholders.

Profitability. The Trustees considered the level of Value Line's profits with respect to the management of the Fund, including the impact of certain actions taken during 2004 and 2005. This consideration included a review of Value Line's methodology in allocating certain of its costs to the management of each Fund, Value Line's voluntary reduction of management and/or Rule 12b-1 fees for certain Funds, Value Line's termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. The Trustees concluded that Value Line's profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Trustees noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Conclusion. The Trustees, in light of Value Line's overall performance, considered it appropriate to continue to retain Value Line as the Fund's investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Trustees concluded that the Fund's Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Management of the Trust
--------------------------------------------------------------------------------
MANAGEMENT INFORMATION

The business and affairs of the Trust are managed by the Trust's officers under the direction of the Board of Trustees. The following table sets forth information on each Trustee and Officer of the Trust. Each Trustee serves as a director or trustee of each of the 14 Value Line Funds. Each Trustee serves until his or her successor is elected and qualified.

                                                                                                      Other
                                                 Length of     Principal Occupation                   Directorships
Name, Address, and Age       Position            Time Served   During the Past 5 Years                Held by Trustee
-------------------------------------------------------------------------------------------------------------------------
Interested Trustee*
----------------------------
Jean Bernhard Buttner        Chairman of the     Since 1987    Chairman, President and Chief          Value Line, Inc.
Age 71                       Board of Trustees                 Executive Officer of Value Line,
                             and President                     Inc. (the "Adviser") and Value
                                                               Line Publishing, Inc. Chairman
                                                               and President of each of the 14
                                                               Value Line Funds and Value Line
                                                               Securities, Inc. (the "Distributor").
-------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees
----------------------------
John W. Chandler             Trustee             Since 1991    Consultant, Academic Search            None
18 Victoria Lane                                               Consultation Service, Inc.
Lanesboro, MA 01237                                            1992-2004; Trustee Emeritus and
Age 82                                                         Chairman (1993-1994) of the
                                                               Board of Trustees of Duke
                                                               University; President Emeritus,
                                                               Williams College.
-------------------------------------------------------------------------------------------------------------------------
Frances T. Newton            Trustee             Since 2000    Customer Support Analyst,              None
4921 Buckingham Drive                                          Duke Power Company.
Charlotte, NC 28209
Age 64
-------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley            Trustee             Since 2000    Professor of History, Williams         Berkshire Life
54 Scott Hill Road                                             College, 1961 to 2002; Professor       Insurance
Williamstown, MA 01267                                         Emeritus since 2002; President         Company of
Age 74                                                         Emeritus since 1994 and President,     America
                                                               1985-1994; Chairman (1993-
                                                               1997) and Interim President
                                                               (2002-2003) of the American
                                                               Council of Learned Societies.
                                                               Trustee since 1997 and Chairman
                                                               of the Board since 2005, National
                                                               Humanities Center.
-------------------------------------------------------------------------------------------------------------------------
David H. Porter              Trustee             Since 1997    Visiting Professor of Classics,        None
5 Birch Run Drive                                              Williams College, since 1999;
Saratoga Springs, NY 12866                                     President Emeritus, Skidmore
Age 70                                                         College since 1999 and President,
                                                               1987-1998.
-------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Trustee             Since 1987    Chairman, Institute for Political      A. Schulman Inc.
169 Pompano St.                                                Economy.                               (plastics)
Panama City Beach, FL 32413
Age 67
-------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18

                                             Value Line Aggressive Income Trust

Management of the Trust
--------------------------------------------------------------------------------

                                                                                                            Other
                                                    Length of       Principal Occupation                    Directorships
Name, Address, and Age     Position                 Time Served     During the Past 5 Years                 Held by Trustee
----------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr          Trustee                  Since 1996      Senior Financial Advisor, Veritable     None
1409 Beaumont Drive                                                 L.P. (investment adviser) since
Gladwyne, PA 19035                                                  2004; Senior Financial Advisor,
Age 57                                                              Hawthorn, 2001-2004.
----------------------------------------------------------------------------------------------------------------------------
Officers
------------------------
David T. Henigson          Vice President,          Since 1994      Director, Vice President and
Age 48                     Secretary and Chief                      Compliance Officer of the Adviser.
                           Compliance Officer                       Director and Vice President of the
                                                                    Distributor. Vice President,
                                                                    Secretary and Chief Compliance
                                                                    Officer of each of the 14 Value
                                                                    Line Funds.
                                                                    -------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio       Treasurer                Since 2005      Controller of the Adviser until
Age 47                                                              2003; Chief Financial Officer of
                                                                    the Adviser 2003-2005; Treasurer
                                                                    of the Adviser since 2005.
                                                                    Treasurer of each of the 14 Value
                                                                    Line Funds.
----------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher          Assistant Secretary/     Since 2005      Director, Vice President and
Age 51                     Assistant Treasurer                      Secretary of the Adviser. Director
                                                                    and Vice President of the
                                                                    Distributor.
----------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Trust's Statement of Additional Information (SAI) includes additional information about the Trust's Trustees and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Trust voted these proxies during the most recent 12-month period ended June 30 is available through the Trust's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 - The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 - Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 - Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 - Value Line Larger Companies Fund's sole investment objective is to realize capital growth.

1979 - The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 - Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 - Value Line Centurion Fund* seeks long-term growth of capital.

1984 - The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 - Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 - Value Line Aggressive Income Trust seeks to maximize current income.

1987 - Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 - Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 - Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 - Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am
- 5pm CST, Monday - Friday or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
20

INVESTMENT ADVISER              Value Line, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

DISTRIBUTOR                     Value Line Securities, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

CUSTODIAN BANK                  State Street Bank and Trust Co.
                                225 Franklin Street
                                Boston, MA 02110

SHAREHOLDER                     State Street Bank and Trust Co.
SERVICING AGENT                 c/o BFDS
                                P.O. Box 219729
                                Kansas City, MO 64121-9729

INDEPENDENT                     PricewaterhouseCoopers LLP
REGISTERED PUBLIC               300 Madison Avenue
ACCOUNTING FIRM                 New York, NY 10017

LEGAL COUNSEL                   Peter D. Lowenstein, Esq.
                                Two Sound View Drive, Suite 100
                                Greenwich, CT 06830

DIRECTORS                       Jean Bernhard Buttner
                                John W. Chandler
                                Frances T. Newton
                                Francis C. Oakley
                                David H. Porter
                                Paul Craig Roberts
                                Nancy-Beth Sheerr

OFFICERS                        Jean Bernhard Buttner
                                Chairman and President
                                David T. Henigson
                                Vice President/Secretary/
                                Chief Compliance Officer
                                Stephen R. Anastasio
                                Treasurer
                                Howard A. Brecher
                                Assistant Secretary/
                                Assistant Treasurer

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).


                                                                        #536795

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment Company
            Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

      (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By     /s/ Jean B. Buttner
       -------------------------------------------------------------------------
       Jean B. Buttner, President


Date:  10/09/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Jean B. Buttner
       -------------------------------------------------------------------------
       Jean B. Buttner, President, Principal Executive Officer


By:    /s/ Stephen R. Anastasio
       -------------------------------------------------------------------------
       Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date:  10/09/2006